Schedule of Investments (unaudited) May 31, 2020	iShares® Currency Hedged MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.3%
iShares MSCI South Korea ETF(a)	56,142	$3,006,966

Total Investment Companies — 100.3% (Cost: $3,436,300)		3,006,966

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(a)(b)	30,000	30,000

Total Short-Term Investments — 1.0% (Cost: $30,000)		30,000

Total Investments in Securities — 101.3% (Cost: $3,466,300)		3,036,966

Other Assets, Less Liabilities — (1.3)%		(37,668)

Net Assets — 100.0%		$2,999,298

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased	Shares Sold		Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—		—	$—	$147	(b)	$(491)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	33,000	—	(3,000	)(c)	30,000	30,000	296		—	—
iShares MSCI South Korea ETF	45,214	22,584	(11,656)		56,142	3,006,966	46,180		(117,431)	221,458

						$3,036,966	$46,623		$(117,922)	$221,458

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,164,343	KRW	1,418,168,000	MS	06/03/20	$18,490
USD	1,712,451	KRW	2,096,965,000	SSB	06/03/20	18,143
KRW	37,025,000	USD	29,931	MS	07/03/20	104

						36,737

KRW	3,515,133,000	USD	2,844,008	MS	06/03/20	(3,848)
USD	2,983,902	KRW	3,689,058,000	MS	07/03/20	(8,656)

						(12,504)

	Net unrealized appreciation					$24,233

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Currency Hedged MSCI South Korea ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$3,006,966	$—	$—	$3,006,966
Money Market Funds	30,000	—	—	30,000

	$3,036,966	$—	$—	$3,036,966

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$36,737	$—	$36,737
Liabilities
Forward Foreign Currency Exchange Contracts	—	(12,504)	—	(12,504)

	$—	$24,233	$—	$24,233

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

SSB	State Street Bank and Trust Co.

Currency Abbreviations

KRW	South Korean Won

USD	United States Dollar

2